Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2019	2020
	$	$
Furniture, fixtures and equipment	10,931,031	10,994,461
Leasehold improvements	4,817,117	5,010,384
Buildings	10,631,419	11,041,259
Motor vehicles	1,136,398	1,141,491

Total	27,515,965	28,187,595
Accumulated depreciation	(9,407,535)	(11,185,482)

Property and equipment, net	18,108,430	17,002,113

Depreciation expenses were $2,465,421, $2,287,325 and $2,701,577 for the years ended December 31, 2018, 2019 and 2020, respectively.